PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2013
PROFIT APPROPRIATION
PROFIT APPROPRIATION

21.                               PROFIT APPROPRIATION

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association of the Company’s subsidiaries, the Company’s subsidiaries, being foreign invested enterprises established in China, are required to provide certain statutory reserve funds, namely general reserve fund, enterprise expansion fund and staff welfare and bonus funds, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital.  Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the PRC Company Laws, the Company’s VIEs and their subsidiaries must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund.  The Company’s VIEs and their subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital.  Appropriations to the statutory public welfare fund and discretionary surplus fund are at the discretion of the Company’s VIEs and their subsidiaries.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company.  The staff welfare and bonus fund and statutory public welfare fund are restricted to capital expenditures for the collective welfare of employees.  These reserves are not allowed to be transferred to the Company in terms of cash dividends or loans or advances, nor can they be distributed except under liquidation.

There were no appropriations to reserves by the Company other than the Company’s VIEs and certain of the VIEs’ subsidiaries in the PRC during any of the periods presented.  During the years ended December 31, 2011, 2012 and 2013, approximately $137,945, $45,286 and nil was appropriated from retained earnings to the statutory surplus fund, respectively, which are included in the accumulated deficit of the Group.